Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Detail) $ in Billions	Jan. 26, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1.0
Interest rate	3.42%